Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
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Basis of preparation

The Condensed Consolidated Interim Financial Statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Because the results from common banking activities are so closely related and responsive to changes in market conditions, the results for any interim period are not necessarily indicative of the results that can be expected for the year.

The Condensed Consolidated Interim Financial Statements have been prepared in accordance with International Accounting Standard (IAS) 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (IASB) and adopted by the European Union, and the Disclosure Guidance and Transparency Rules sourcebook of the Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of Santander UK plc (the Santander UK group) for the year ended 31 December 2018 which were prepared in accordance with International Financial Reporting Standards as adopted by the European Union. Those Consolidated Financial Statements were also prepared in accordance with International Financial Reporting Standards as issued by the IASB including interpretations issued by the IFRS Interpretations Committee (IFRIC) of the IASB (together IFRS). The Santander UK group has also complied with its legal obligation to comply with International Financial Reporting Standards as adopted by the European Union as there are no applicable differences between the two frameworks for the periods presented.

Except as noted below, the same accounting policies, presentation and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the presentation of the Santander UK group’s 2018 Annual Report.

Recent accounting developments

IFRS 16

On 1 January 2019 the Santander UK group adopted IFRS 16 ‘Leases’ (IFRS 16) and the revised accounting policies as lessee which have been applied from 1 January 2019 are set out below. Comparatives have not been restated. The impact of applying IFRS 16 is disclosed in section (ii).

i) Accounting policy change

The Santander UK group as lessee

The Santander UK group assesses whether a contract is or contains a lease at the inception of the contract and recognises a right-of-use (ROU) asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments for all leases, except for leases with a term of 12 months or less which are expensed in the income statement on a straight-line basis over the lease terms. Lease payments exclude irrecoverable VAT which is expensed in the income statement as lease payments are made.

The lease liability, which is included within Other liabilities on the balance sheet, is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate appropriate to the lease term. The lease liability is subsequently measured at amortised cost using the effective interest rate method. Remeasurement of the lease liability occurs if there is a change in the lease payments (when a corresponding adjustment is made to the ROU asset), the lease term or in the assessment of an option to purchase the underlying asset.

At inception, the ROU asset, which is included within Property, plant and equipment on the balance sheet, comprises the lease liability, initial direct costs and the obligations to restore the asset, less any incentives granted by the lessor. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset and is reviewed for indications of impairment as for owned assets. The obligation to restore the asset is included within Provisions on the balance sheet.

ii) Impact of adoption

IFRS 16 became effective for periods beginning on or after 1 January 2019. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. For lessee accounting, IFRS 16 introduces a single lessee accounting model which requires the recognition of a ROU asset representing the lessee’s right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. For lessor accounting, IFRS 16 substantially carries forward the requirements from the previous leasing standard (IAS 17) and a lessor continues to classify its leases as operating leases or finance leases and to account for those two types of leases differently.

The Santander UK group elected to apply the modified retrospective approach whereby the ROU asset at the date of initial application was measured at an amount equal to the lease liability. The ROU asset was adjusted for any prepaid lease payments and incentives relating to the relevant leases that were recognised on the balance sheet at 31 December 2018 and included an estimate of the costs of restoring the underlying assets to the condition required by the terms of the lease.

The application of IFRS 16 at 1 January 2019 increased property, plant and equipment by £211m (being the net increase in ROU assets referred to above), reduced other assets by £12m, increased other liabilities by £182m from recognising lease liabilities, and increased provisions by £17m (see Note 21). There was no impact on shareholders’ equity. The amount of the lease liabilities above differed from the amount of operating lease commitments disclosed in Note 32 to the Consolidated Financial Statements in the 2018 Annual Report due to the effects of discounting the lease liabilities and excluding short-term leases that are outside the scope of IFRS 16.

In addition to the choice of transition approach, the determination of the discount rate is the most significant area of judgement. The Santander UK group applies an incremental borrowing rate (based on 3-month GBP LIBOR plus a credit spread to reflect the cost of raising unsecured funding in the wholesale markets) appropriate to the relevant remaining lease term.

IAS 12

The Santander UK group has also applied the amendment to IAS 12 ‘Income Taxes’ (part of ‘Annual Improvements to IFRS Standards 2015-2017 Cycle’) in these Condensed Consolidated Interim Financial Statements. The amendment clarifies that the income tax consequences of dividends on financial instruments classified as equity should be recognised according to where the past transactions or events that generated distributable profits were recognised. This means that, to the extent that profits from which dividends on equity instruments were recognised in the income statement, the income tax consequences would be similarly recognised in the same statement. The amendment, which has been applied retrospectively, reduces the effective tax rate where the tax relief on dividends in respect of other equity instruments is recognised in the income statement rather than in equity. There was no impact on shareholders’ equity from applying the amendment to IAS 12 at 1 January 2019. The impact of the amendment to IAS 12 on the income statement for H119 was to reduce tax on profit by £21m (H118: £23m), increasing profit after tax by the same amount.

Going Concern

Going Concern

After making enquiries, the Directors have a reasonable expectation that Santander UK has adequate resources to continue in operational existence for at least twelve months from the date that the balance sheet is signed. Having reassessed the principal risks and uncertainties, the Directors consider it appropriate to adopt the ‘going concern’ basis of accounting in preparing the Condensed Consolidated Interim Financial Statements.

Critical Judgements and Accounting Estimates

CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES

The preparation of the Condensed Consolidated Interim Financial Statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the Condensed Consolidated Interim Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions.

In the course of preparing the Condensed Consolidated Interim Financial Statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about credit impairment losses, conduct remediation and pensions.

There have been no significant changes in the basis upon which judgements and accounting estimates have been determined compared to that applied in the 2018 Annual Report.

a) Credit impairment allowance Sensitivity of ECL allowance

At 30 June 2019, the probability-weighted ECL allowance totalled £817m (2018: £807m), of which £801m (2018: £789m) related to exposures in Retail Banking, Corporate & Commercial Banking and Corporate Centre, and £16m (2018: £18m) related to exposures in Corporate & Investment Banking.

Probability weights

The amounts shown in the tables below illustrate the ECL allowances that would have arisen had management applied a 100% weighting to each economic scenario, and were calculated using the same methodology described in Note 1 to the Consolidated Financial Statements, and the Credit risk section of the Risk review, within the 2018 Annual Report.

ECL for Retail Banking, Corporate & Commercial Banking and Corporate Centre	Upside 2 £m	Upside 1 £m	Base case £m	Downside 1 £m	Downside 2 £m
30 June 2019	601	629	667	861	1,726

31 December 2018	554	596	648	843	1,930

ECL for Corporate & Investment Banking(1)	Upside £m	Base case £m	Downside £m
30 June 2019	7	14	23

31 December 2018	8	17	27

(1)

As described in more detail in the ‘Santander UK Group Level – Credit Risk Management’ section in the 2018 Annual Report, our Corporate & Investment Banking segment uses three forward-looking economic scenarios, whereas our other segments use five scenarios. The results of the 100% weighting ECL for the Corporate & Investment Banking segment are therefore presented separately.

b) Provisions

Sensitivity of PPI conduct remediation provision

At 30 June 2019, the remaining provision for redress and related costs was £248m (2018: £246m). We made an additional provision of £70m in Q219 reflecting an increase in PPI claims volumes, additional industry activities and having considered guidance provided by the FCA, in advance of the PPI claims deadline on 29 August 2019.

Had management used different assumptions around future expected claims, a larger or smaller provision charge would have resulted that could have had a material impact on the Santander UK group’s reported profit before tax. For more on the provision for PPI conduct remediation, including details on the future expected claims assumption, and the associated sensitivity, see Note 21.